Submission	Dec. 22, 2025
Submission [Line Items]
Central Index Key	0001775734
Registrant Name	BENEFICIENT
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A